U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	____
Post-Effective Amendment No.	6
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	8
(Check appropriate box or boxes)

NCM CAPITAL INVESTMENT TRUST
 (Exact Name of Registrant as Specified in Charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (252) 972-9922

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed, III, Esq.
Kilpatrick Townsend & Stockton LLP
3737 Glenwood Avenue, Suite 400
Raleigh, NC  27612

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on July 1, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 5 filed June 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Durham, and State of North Carolina on this 12th day of July, 2011.

NCM CAPITAL INVESTMENT TRUST

By:	/s/ Maceo K. Sloan
Maceo K. Sloan, President

 Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Date

/s/ Maceo K. Sloan	July 12, 2011
Maceo K. Sloan, Trustee and President

/s/ Michael L. Lawrence	July 12, 2011
Michael L. Lawrence, Treasurer

*	July 12, 2011
Genevia Gee Fulbright, Trustee

*	July 12, 2011
Samuel A. Young, Trustee

	By:	/s/ Tina H. Bloom
Tina H. Bloom
Attorney-in-fact*
July 12, 2011

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase